Deferred dry-dock and special survey costs, net (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Second special survey cost	$ 1,622	$ 794	$ 912	$ 1,594
Second special survey cost	1,379
Pyxis Theta [Member]
Second special survey cost	700
Pyxis Karteria [Member]
Second special survey cost	$ 806